Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 518.5	$ (56.5)	$ (956.1)	$ 255.6	$ 388.2	$ 103.0	$ 457.2
Other comprehensive income (loss):
Unrealized gain (loss) on available for sale securities	0.1	0.3	0.7	0.3	0.4	(0.1)
Net gain (loss) on pension and other post-retirement benefits	0.2	0.2	0.4	0.4	13.8	3.1	(1.0)
Total other comprehensive income (loss)	0.3	0.5	1.1	0.7	14.2	3.0	(1.0)
Comprehensive income	518.8	(56.0)	(955.0)	256.3	402.4	106.0	456.2
Less: comprehensive income attributable to noncontrolling interests	0.0	0.1	0.0	0.1		0.1	0.1
Comprehensive income (loss) attributable to PBF Holding Company LLC	$ 518.8	$ (56.1)	$ (955.0)	$ 256.2	$ 402.4	$ 105.9	$ 456.1